Related Party Transactions	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties:

Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang, principal shareholder of the Company
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (Huadi Material)	An entity 100% owned by Jueguang Wang, Immediate family member of Jueqin Wang
Jueqin Wang	Principal shareholder of the Company

2) Related party transactions

Six Months Ended March 31, 2025

During the six months ended March 31, 2025, the Company purchased $2,769,266 in raw materials from Taizhou Huadi.

During the six months ended March 31, 2025, the Company leased an office to Huashang with annual rent amounted $27,337, and the Company recorded $12,131 rental income. As of March 31, 2025, the Company had advance balance of $20,616 from this entity.

Six Months Ended March 31, 2024

During the six months ended March 31, 2024, the Company purchased a total of $1,832 raw materials from Taizhou Huadi. These raw materials primarily consisted of stainless steel bars and stainless steel strips.

During the six months ended March 31, 2024, the Company purchased a total of $368,424 raw materials from Huadi Material and sold a total of $7,341 steel materials to Huadi Material. As of March 31, 2024, the Company had advance balance of $1,008,567 to this entity.

During the six months ended March 31, 2024, the Company leased an office to Huashang with annual rent amounted $29,182, and the Company recorded $15,632 rental income. As of March 31, 2024, the Company had advance balance of $20,054 from this entity.

3) Related party balances

Net outstanding balances with related parties consisted of the following as of March 31, 2025 and September 30, 2024:

Accounts	Name of related parties	March 31, 2025	September 30, 2024
Advances to suppliers	Taizhou Huadi Material Technology Co.	$453	$692,485
Advances from customers	Huashang Micro Finance Co.	(20,616)	(5,650)
Due to related parties – noncurrent portion	Jueqin Wang	(250,499)	(308,908)